REPORTING SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2018
Reporting Segments
Schedule of reporting segment

Below are the tables showing the Bank’s results by reporting segment for the years ended December 31, 2018, 2017 and 2016 in addition to the corresponding balances of loans and accounts receivable from customers:

		For the year ended December 31, 2018
	Loans and accounts receivable at amortised cost (1)	Net interest income	Net fee and commission income	Financial transactions, net (2)	Expected credit losses	Support expenses (3)	Segment`s net contribution
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Retail Banking	20,786,637	949,764	220,532	19,694	(287,739)	(553,157)	349,094
Middle-market	7,690,380	272,912	36,746	16,848	(26,314)	(92,377)	207,815
Commercial Banking	28,477,017	1,222,676	257,278	36,542	(314,053)	(645,534)	556,909

Global Corporate Banking	1,613,088	96,722	35,064	57,340	2,339	(64,913)	126,552
Other	123,309	94,970	(1,457)	11,200	(5.694)	(11,486)	87,533

Total	30,213,414	1,414,368	290,885	105,082	(317,408)	(721,933)	770,994

Other operating income							23,129
Other operating expenses and impairment							(32,381)
Income from investments in associates and other companies							5,095
Income tax expense							(167,144)
Net income for the year							599,693

(1) Corresponds to loans and accounts receivable at amortised cost under IFRS 9, without deducting their allowances for loan losses.

(2) Corresponds to the sum of the net income from financial operations and the foreign exchange profit or loss.

(3) Corresponds to the sum of personnel salaries and expenses, administrative expenses, depreciation and amortization.

		For the year ended December 31, 2017
	Loans and accounts receivable from customers (1)	Net interest income	Net fee and commission income	Financial transactions, net (2)	Provision for loan losses	Support expenses (3)	Segment`s net contribution
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Retail Banking	19,233,169	970,332	206,449	20,595	(293,956)	(534,970)	368,450
Middle-market	6,775,734	264,663	36,280	13,751	(19,235)	(91,882)	203,577
Commercial Banking	26,008,903	1,234,995	242,729	34,346	(313,191)	(626,852)	572,027

Global Corporate Banking	1,633,796	100,808	27,626	50,714	6,440	(62,685)	122,903
Other	83,215	(9,112)	8,708	44,692	4,496	(15,356)	33,428

Total	27,725,914	1,326,691	279,063	129,752	(302,255)	(704,893)	728,358

Other operating income							62,016
Other operating expenses and impairment							(74,057)
Income from investments in associates and other companies							3,963
Income tax expense							(145,031)
Net income for the year							575,249

(1) Corresponds to loans and accounts receivable from customers, without deducting their allowances for loan losses.

(2) Corresponds to the sum of the net income from financial operations and the foreign exchange profit or loss.

(3) Corresponds to the sum of personnel salaries and expenses, administrative expenses, depreciation and amortization.

		For the year ended December 31, 2016
	Loans and accounts receivable from customers (1)	Net interest income	Net fee and commission income	Financial transactions, net (2)	Provision for loan losses	Support expenses (3)	Segment`s net contribution
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Retail Banking	18,604,936	931,105	196,845	21,141	(323,888)	(529,909)	295,294
Middle-market	6,396,376	244,960	30,851	19,577	(26,748)	(83,412)	185,228
Commercial Banking	25,001,312	1,176,065	227,696	40,718	(350,636)	(613,321)	480,522

Global Corporate Banking	2,121,513	95,105	25,077	55,927	7,579	(53,935)	129,753
Other	83,606	10,196	1,651	43,713	974	(19,649)	36,885

Total	27,206,431	1,281,366	254,424	140,358	(342,083)	(686,905)	647,160

Other operating income							6,427
Other operating expenses and impairment							(69,136)
Income from investments in associates and other companies							3,012
Income tax expense							(109,031)
Net income for the year							478,432

(1) Corresponds to loans and accounts receivable from customers, without deducting their allowances for loan losses.

(2) Corresponds to the sum of the net income from financial operations and the foreign exchange profit or loss.

(3) Corresponds to the sum of personnel salaries and expenses, administrative expenses, depreciation and amortization.